Parametric Tax-Managed International Equity Fund

January 31, 2020 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $37,373,222 and the Fund owned 51.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
________________________________________________________________________________________________________
Australia — 9.1%
________________________________________________________________________________________________________
APA Group	38,093	$286,026
ASX, Ltd.	638	36,095
Atlas Arteria, Ltd.	10,339	55,680
Atlassian Corp. PLC, Class A(1)	2,300	338,100
Aurizon Holdings, Ltd.	7,700	27,601
AusNet Services	95,565	112,616
BHP Group, Ltd.	8,972	230,077
Brambles, Ltd.	17,422	145,516
BWP Trust	8,592	23,445
Caltex Australia, Ltd.	4,560	103,986
Charter Hall Group	4,698	40,085
Charter Hall Long Wale REIT	6,388	24,188
Coca-Cola Amatil, Ltd.	15,577	123,774
Coles Group, Ltd.	14,004	153,666
Commonwealth Bank of Australia	4,049	229,244
Computershare, Ltd.	10,972	129,558
Cromwell Property Group(2)	28,254	23,053
Crown Resorts, Ltd.	4,819	37,461
CSL, Ltd.	3,230	664,310
Dexus	13,975	117,923
Domain Holdings Australia, Ltd.(2)	11,297	28,310
Domino's Pizza Enterprises, Ltd.(2)	933	33,918
GPT Group (The)	22,015	87,842
GWA Group, Ltd.(2)	11,241	26,699
Hansen Technologies, Ltd.	14,633	35,750
Harvey Norman Holdings, Ltd.(2)	17,000	47,707
Integrated Research, Ltd.	9,777	19,199
IRESS, Ltd.	3,720	34,372
James Hardie Industries PLC CDI	4,004	84,187
JB Hi-Fi, Ltd.(2)	3,464	91,096
Link Administration Holdings, Ltd.(2)	13,718	61,815
Mirvac Group	41,842	94,394
National Australia Bank, Ltd.	5,991	102,339
Newcrest Mining, Ltd.	2,354	47,127
Northern Star Resources, Ltd.	3,606	31,063
Oil Search, Ltd.	19,405	92,749
Orica, Ltd.	4,147	62,654
Qantas Airways, Ltd.	19,011	80,603
REA Group, Ltd.(2)	1,183	89,512
Rio Tinto, Ltd.(2)	2,553	165,660
Santos, Ltd.	13,252	76,059
Scentre Group	51,564	132,304
Shopping Centres Australasia Property Group	20,523	39,523
Sonic Healthcare, Ltd.	1,319	27,647
Spark Infrastructure Group	66,000	96,611
Star Entertainment Group, Ltd. (The)	18,186	50,222
Suncorp Group, Ltd.	4,024	34,376
Sydney Airport	17,791	98,955
Tabcorp Holdings, Ltd.	14,343	44,646
Technology One, Ltd.	10,774	60,304
Telstra Corp., Ltd.	119,713	305,262
TPG Telecom, Ltd.	9,828	48,860
Transurban Group	15,294	159,421
Vocus Group, Ltd.(1)	18,112	40,592
Washington H. Soul Pattinson & Co., Ltd.	4,310	61,404
Wesfarmers, Ltd.	10,096	302,900
Westpac Banking Corp.	8,556	142,983
Woodside Petroleum, Ltd.	12,096	277,126
Woolworths Group, Ltd.	12,710	353,005
________________________________________________________________________________________________________
		$6,571,600
________________________________________________________________________________________________________
Austria — 1.0%
________________________________________________________________________________________________________
ams AG(1)	2,564	$104,194
ANDRITZ AG	1,561	61,419
CA Immobilien Anlagen AG	1,063	46,770
Erste Group Bank AG	2,269	83,312
IMMOFINANZ AG	2,066	57,331
Lenzing AG	182	14,385
Oesterreichische Post AG	1,473	55,917
OMV AG	1,720	85,474
Rhi Magnesita NV(2)	859	36,156
Telekom Austria AG	8,000	64,308
UNIQA Insurance Group AG	2,006	18,971
Verbund AG	1,581	83,598
Wienerberger AG	1,390	39,437
________________________________________________________________________________________________________
		$751,272
________________________________________________________________________________________________________
Belgium — 2.2%
________________________________________________________________________________________________________
Ackermans & van Haaren NV	184	$29,474
Ageas	1,164	64,185
Anheuser-Busch InBev SA/NV	2,330	175,775
Barco NV	627	155,903
Befimmo SA	1,120	68,903
Bekaert SA	1,080	27,418
bpost SA	3,481	34,690
Cofinimmo SA	488	77,787
Colruyt SA	478	23,916
D'Ieteren SA/NV	637	41,116
Econocom Group SA/NV	10,730	30,506
Elia System Operator SA/NV	938	90,461
Euronav SA	5,526	54,907
Groupe Bruxelles Lambert SA	459	46,127
KBC Ancora	539	26,847
Orange Belgium SA	1,916	38,957
Proximus SA	4,820	137,332
Retail Estates NV	566	51,963
Sofina SA	150	34,316
Solvay SA(2)	1,005	104,158
Tessenderlo Group SA(1)	1,340	45,084
UCB SA	2,340	215,332
________________________________________________________________________________________________________
		$1,575,157
________________________________________________________________________________________________________
Denmark — 2.1%
________________________________________________________________________________________________________
ALK-Abello A/S(1)	138	$36,862
Carlsberg A/S, Class B	1,041	152,021
Chr. Hansen Holding A/S	850	63,259
DSV PANALPINA A/S	1,341	145,591
ISS A/S	813	19,693
Jyske Bank A/S(1)	949	36,086
Maersk Drilling A/S(1)	483	26,956
Novo Nordisk A/S, Class B	3,400	206,964
Novozymes A/S, Class B	2,980	155,374
Orsted A/S(3)	2,075	226,324
Pandora A/S	2,258	116,549
Ringkjoebing Landbobank A/S	652	48,438
Rockwool International A/S, Class B	97	22,614
SimCorp A/S	1,160	128,594
Sydbank A/S	1,310	28,505
Topdanmark A/S	972	45,974
Tryg A/S	1,584	47,995
Vestas Wind Systems A/S	342	33,949
________________________________________________________________________________________________________
		$1,541,748
________________________________________________________________________________________________________
Finland — 2.3%
________________________________________________________________________________________________________
Citycon Oyj(2)	2,400	$25,391
Elisa Oyj	2,351	141,637
Fortum Oyj	7,644	184,984
Huhtamaki Oyj	736	32,712
Kemira Oyj	2,727	41,199
Kesko Oyj, Class B	2,268	153,330
Kone Oyj, Class B	1,663	107,325
Neste Oyj	5,038	200,602
Nokia Oyj	23,544	91,650
Nordea Bank Abp	10,249	80,848
Orion Oyj, Class B	3,174	149,962
Sampo Oyj, Class A	1,342	60,749
TietoEVRY Oyj	956	31,176
Tokmanni Group Corp.	15,729	228,140
UPM-Kymmene Oyj	3,184	100,323
Valmet Oyj	1,377	29,787
Wartsila Oyj Abp	2,646	32,446
________________________________________________________________________________________________________
		$1,692,261
________________________________________________________________________________________________________
France — 8.7%
________________________________________________________________________________________________________
Air Liquide SA	4,818	$696,632
Airbus SE	1,329	195,182
Altarea SCA	208	47,672
Alten SA	634	78,136
Atos SE	1,046	86,743
AXA SA	8,332	221,561
Cie Generale des Etablissements Michelin SCA	484	56,155
CNP Assurances	2,759	49,663
Covivio	1,309	155,331
Danone SA	2,873	229,910
Dassault Systemes SE	1,540	266,595
Devoteam SA(2)	244	22,719
Engie SA	22,570	388,504
EssilorLuxottica SA	1,642	243,112
Eurazeo SE	634	45,374
Eutelsat Communications SA	985	14,763
Gecina SA	1,055	198,984
Getlink SE	2,197	38,758
Hermes International	100	74,673
Ingenico Group SA	754	87,685
Legrand SA	560	44,807
LVMH Moet Hennessy Louis Vuitton SE	650	283,057
Orange SA	31,518	445,537
Pernod-Ricard SA	1,615	279,616
Quadient	1,050	25,258
Renault SA	569	22,255
Sanofi	5,890	568,022
SCOR SE	1,880	79,905
Societe BIC SA	422	28,487
Societe Generale SA	3,005	97,241
Suez	5,207	85,451
Talend SA ADR(1)(2)	500	18,450
Teleperformance	177	44,409
Thales SA	600	65,839
Total SA	10,463	509,451
Unibail-Rodamco-Westfield	1,203	163,452
Veolia Environnement SA	5,261	155,202
Vinci SA	1,159	128,405
Wendel SA	356	47,496
________________________________________________________________________________________________________
		$6,290,492
________________________________________________________________________________________________________
Germany — 8.9%
________________________________________________________________________________________________________
adidas AG	579	$183,030
Allianz SE	1,565	373,634
Aroundtown SA	7,804	73,879
BASF SE	5,529	373,189
Bayer AG	2,172	174,315
Bayerische Motoren Werke AG	1,291	91,960
Beiersdorf AG	2,259	256,111
Continental AG	589	67,215
Delivery Hero SE(1)(3)	754	58,015
Deutsche Boerse AG	570	92,524
Deutsche Lufthansa AG	2,863	43,614
Deutsche Post AG	3,135	109,380
Deutsche Telekom AG	31,693	513,293
Deutsche Wohnen SE	4,814	203,681
E.ON SE	27,081	306,854
Fraport AG Frankfurt Airport Services Worldwide	341	25,363
Fresenius SE & Co. KGaA	2,385	121,779
FUCHS PETROLUB SE, PFC Shares	1,970	87,308
GEA Group AG	1,196	35,812
Gerresheimer AG	1,197	94,686
Henkel AG & Co. KGaA	2,341	215,689
Hochtief AG	235	27,181
HUGO BOSS AG	915	43,226
Knorr-Bremse AG	346	37,743
KWS Saat SE and Co. KGaA	425	26,244
Merck KGaA	988	126,691
Metro AG	7,704	107,193
MTU Aero Engines AG	178	53,910
Muenchener Rueckversicherungs-Gesellschaft AG	660	194,595
Puma SE	1,330	106,497
QIAGEN NV(1)	1,735	57,950
RWE AG	11,705	405,779
SAP SE	4,641	604,403
Siemens AG	2,649	326,723
Siemens Healthineers AG(3)	2,235	105,034
Software AG	800	26,670
Symrise AG	1,413	145,193
TAG Immobilien AG	1,340	35,317
Telefonica Deutschland Holding AG(3)	20,469	61,953
TLG Immobilien AG(1)	3,290	110,193
TUI AG	2,680	27,458
Vonovia SE	4,578	261,294
Zalando SE(1)(3)	1,079	51,662
________________________________________________________________________________________________________
		$6,444,240
________________________________________________________________________________________________________
Hong Kong — 4.3%
________________________________________________________________________________________________________
AIA Group, Ltd.	31,200	$309,159
Alibaba Health Information Technology, Ltd.(1)	120,000	167,182
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	33,000	49,678
BOC Hong Kong Holdings, Ltd.	7,000	23,139
Budweiser Brewing Co., APAC, Ltd.(1)(3)	20,500	61,989
Cafe de Coral Holdings, Ltd.	10,000	22,437
China Youzan, Ltd.(1)	492,000	35,900
Chow Tai Fook Jewellery Group, Ltd.	29,800	26,860
CK Hutchison Holdings, Ltd.	16,500	145,789
CLP Holdings, Ltd.	18,000	187,192
Esprit Holdings, Ltd.(1)(2)	109,900	19,620
First Pacific Co., Ltd.	106,000	33,271
Global Cord Blood Corp.(1)	5,000	23,250
Hang Lung Group, Ltd.	6,000	14,827
Hang Lung Properties, Ltd.	14,000	29,245
Hang Seng Bank, Ltd.	3,700	74,789
Henderson Land Development Co., Ltd.	7,260	32,595
HK Electric Investments & HK Electric Investments, Ltd.	34,000	33,950
HKBN, Ltd.	35,000	60,652
HKT Trust and HKT, Ltd.	109,000	162,708
Hong Kong & China Gas Co., Ltd.	93,170	178,297
Hongkong Land Holdings, Ltd.	8,100	42,994
Hysan Development Co., Ltd.	7,000	26,131
Jardine Matheson Holdings, Ltd.	2,400	133,781
Jardine Strategic Holdings, Ltd.	1,800	55,081
Kerry Properties, Ltd.	10,000	27,893
Li & Fung, Ltd.	286,000	25,045
Link REIT	9,000	91,013
Luk Fook Holdings International, Ltd.	18,000	48,755
MTR Corp., Ltd.	12,500	70,108
Nexteer Automotive Group, Ltd.	48,000	35,288
NOVA Group Holdings, Ltd.(2)	80,000	16,069
NWS Holdings, Ltd.	25,000	32,124
Power Assets Holdings, Ltd.	9,500	68,584
Sands China, Ltd.	24,000	115,735
Shangri-La Asia, Ltd.	48,000	44,245
SJM Holdings, Ltd.	36,000	40,136
Sun Hung Kai Properties, Ltd.	5,000	69,652
SUNeVision Holdings, Ltd.	42,000	27,794
Swire Pacific, Ltd., Class A	4,000	35,123
Tongda Group Holdings, Ltd.	420,000	44,162
Town Health International Medical Group, Ltd.(4)	266,000	0
Vitasoy International Holdings, Ltd.	38,000	136,970
VSTECS Holdings, Ltd.	60,000	28,884
VTech Holdings, Ltd.	7,100	64,175
Wharf Real Estate Investment Co., Ltd.	10,000	51,643
Yue Yuen Industrial Holdings, Ltd.	22,000	61,171
________________________________________________________________________________________________________
		$3,085,085
________________________________________________________________________________________________________
Ireland — 2.3%
________________________________________________________________________________________________________
AIB Group PLC	17,873	$52,401
Bank of Ireland Group PLC	28,763	140,082
Cairn Homes PLC	18,600	25,194
CRH PLC	6,262	235,118
Dalata Hotel Group PLC	6,009	30,339
Flutter Entertainment PLC	1,971	223,583
Grafton Group PLC	9,729	118,124
ICON PLC(1)	1,212	204,367
Irish Residential Properties REIT PLC	42,500	78,077
Kerry Group PLC, Class A	1,947	248,860
Kingspan Group PLC	3,244	200,076
UDG Healthcare PLC	8,000	79,130
________________________________________________________________________________________________________
		$1,635,351
________________________________________________________________________________________________________
Israel — 2.3%
________________________________________________________________________________________________________
Amot Investments, Ltd.	5,499	$39,999
Bank Hapoalim B.M.	3,259	27,981
Bank Leumi Le-Israel B.M.	9,550	68,664
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	163,729	125,761
Check Point Software Technologies, Ltd.(1)	585	66,871
Delta-Galil Industries, Ltd.	2,301	60,272
Elbit Systems, Ltd.	1,014	154,840
Electra, Ltd.	173	90,981
First International Bank of Israel, Ltd.	1,152	32,213
Israel Chemicals, Ltd.	34,547	145,110
Kenon Holdings, Ltd.	2,504	51,647
Melisron, Ltd.	729	47,867
Mellanox Technologies, Ltd.(1)	300	36,270
Mizrahi Tefahot Bank, Ltd.	1,469	39,988
Nice, Ltd.(1)	490	84,458
Oil Refineries, Ltd.	139,185	61,279
Paz Oil Co., Ltd.	650	78,837
Reit 1, Ltd.	7,407	45,315
Sella Capital Real Estate, Ltd.	15,640	49,205
Shufersal, Ltd.	7,005	43,719
Strauss Group, Ltd.	3,028	88,888
Teva Pharmaceutical Industries, Ltd. ADR(1)	18,817	195,697
________________________________________________________________________________________________________
		$1,635,862
________________________________________________________________________________________________________
Italy — 4.6%
________________________________________________________________________________________________________
Assicurazioni Generali SpA	4,184	$81,528
ASTM SpA	2,079	60,727
Atlantia SpA	4,194	102,913
Autogrill SpA	2,584	25,120
Bio-On SpA(1)(4)	2,850	0
Brunello Cucinelli SpA	1,252	45,397
Cementir Holding NV	6,913	49,073
COSMO Pharmaceuticals NV(1)(2)	417	35,420
Davide Campari-Milano SpA	18,866	182,358
De'Longhi SpA	1,200	22,612
DiaSorin SpA	977	120,119
Enav SpA(3)	5,849	37,768
Enel SpA	38,800	338,193
Eni SpA	21,212	297,129
Ferrari NV	1,054	177,864
IMA Industria Macchine Automatiche SpA(2)	484	31,583
Infrastrutture Wireless Italiane SpA(3)	25,801	268,169
Interpump Group SpA	778	21,938
Intesa Sanpaolo SpA	54,086	134,323
Italgas SpA	7,381	49,063
Italmobiliare SpA	1,360	37,837
Leonardo SpA	4,673	57,412
Mediaset SpA(1)(2)	9,790	25,854
Mediobanca Banca di Credito Finanziario SpA	2,651	26,445
Poste Italiane SpA(3)	5,564	63,736
Prada SpA	6,900	26,456
RAI Way SpA(3)	4,122	26,880
Recordati SpA	2,026	86,694
Reply SpA	996	78,163
Retelit SpA	14,503	23,759
Salvatore Ferragamo SpA	2,265	41,789
Saras SpA	14,538	19,508
STMicroelectronics NV	18,358	511,306
Technogym SpA(3)	2,741	34,047
Terna Rete Elettrica Nazionale SpA	12,961	90,420
Unione di Banche Italiane SpA	9,342	27,959
UnipolSai Assicurazioni SpA	10,716	28,693
________________________________________________________________________________________________________
		$3,288,255
________________________________________________________________________________________________________
Japan — 13.2%
________________________________________________________________________________________________________
Activia Properties, Inc.	6	$31,951
Aeon Mall Co., Ltd.(2)	1,800	29,909
Air Water, Inc.	2,000	27,470
Ajinomoto Co., Inc.	2,100	34,587
ANA Holdings, Inc.	1,100	34,358
Asahi Group Holdings, Ltd.	1,200	55,630
Asahi Intecc Co., Ltd.	2,000	55,105
Asahi Kasei Corp.	6,000	61,370
Bandai Namco Holdings, Inc.	1,300	75,541
Bridgestone Corp.	900	31,877
Canon, Inc.	3,000	78,673
Central Japan Railway Co.	200	39,256
Chubu Electric Power Co., Inc.	6,200	84,200
Chugai Pharmaceutical Co., Ltd.	1,500	153,643
Chugoku Electric Power Co., Inc. (The)	4,500	59,392
Citizen Watch Co., Ltd.	8,200	39,642
Daicel Corp.	3,400	32,185
Daido Steel Co., Ltd.	700	26,768
Daiichi Sankyo Co., Ltd.	2,100	141,912
Daikin Industries, Ltd.	500	70,454
Daiwa House REIT Investment Corp.	23	61,365
Daiwa Securities Group, Inc.	7,000	35,401
Dentsu Group, Inc.	1,000	33,139
East Japan Railway Co.	600	52,831
FamilyMart Co., Ltd.	2,000	43,740
Fast Retailing Co., Ltd.	100	53,788
Frontier Real Estate Investment Corp.	8	33,453
FUJIFILM Holdings Corp.	1,700	84,430
GLP J-REIT	28	37,610
Hankyu Hanshin Holdings, Inc.	1,000	40,572
Hirose Electric Co., Ltd.	315	39,069
Hitachi, Ltd.	1,900	72,366
Hulic Co., Ltd.	4,000	48,498
Inpex Corp.	11,000	102,676
ITOCHU Corp.	3,300	77,091
Iwatani Corp.	1,000	33,324
Japan Airlines Co., Ltd.	900	25,317
Japan Exchange Group, Inc.	2,100	37,635
Japan Hotel REIT Investment Corp.	63	42,431
Japan Post Bank Co., Ltd.	4,800	44,428
Japan Post Holdings Co., Ltd.	5,300	48,212
Japan Prime Realty Investment Corp.	11	50,890
Japan Real Estate Investment Corp.	11	80,326
Japan Retail Fund Investment Corp.	31	66,334
Japan Tobacco, Inc.	3,200	67,662
JFE Holdings, Inc.	4,200	49,736
JXTG Holdings, Inc.	37,400	159,069
Kajima Corp.	2,000	25,373
Kakaku.com, Inc.	1,900	49,636
Kamigumi Co., Ltd.	1,500	32,051
Kansai Electric Power Co., Inc. (The)	6,700	75,193
Kansai Paint Co., Ltd.	1,400	33,513
Kao Corp.	1,500	119,636
KDDI Corp.	13,200	398,891
Kenedix Office Investment Corp.	6	48,196
Keyence Corp.	600	201,694
Kintetsu Group Holdings Co., Ltd.	800	42,163
Kirin Holdings Co., Ltd.	2,400	52,710
Konica Minolta, Inc.	2,800	17,092
Kuraray Co., Ltd.	2,500	30,051
KYORIN Holdings, Inc.	1,400	25,136
Kyushu Electric Power Co., Inc.	4,800	39,527
Lawson, Inc.	800	46,303
Lion Corp.	2,100	39,893
Makita Corp.	1,000	38,250
Marubeni Corp.	7,000	50,299
Maruichi Steel Tube, Ltd.	1,200	33,297
Medipal Holdings Corp.	1,100	23,309
Megmilk Snow Brand Co., Ltd.	1,400	32,741
MEIJI Holdings Co., Ltd.	500	35,187
Mitsubishi Chemical Holdings Corp.	5,000	36,135
Mitsubishi Corp.	1,300	33,326
Mitsubishi UFJ Financial Group, Inc.	32,000	164,308
Mitsui & Co., Ltd.	3,900	69,364
Mizuho Financial Group, Inc.	67,300	99,801
Mori Hills REIT Investment Corp.(2)	25	41,842
MS&AD Insurance Group Holdings, Inc.	1,800	59,783
Murata Manufacturing Co., Ltd.	1,500	84,922
NEC Corp.	1,500	66,770
NH Foods, Ltd.	1,000	43,897
Nippon Accommodations Fund, Inc.	8	53,070
Nippon Building Fund, Inc.	11	89,108
Nippon Paint Holdings Co., Ltd.	1,200	57,361
Nippon Prologis REIT, Inc.	26	74,743
Nippon Shinyaku Co., Ltd.	300	26,598
Nippon Shokubai Co., Ltd.	600	35,179
Nippon Steel Corp.	4,500	62,440
Nippon Telegraph & Telephone Corp.	6,800	173,380
Nissan Chemical Corp.	900	37,192
Nissan Motor Co., Ltd.	4,100	22,248
Nisshin Seifun Group, Inc.	1,300	22,197
Nissin Foods Holdings Co., Ltd.	400	30,023
Nitori Holdings Co., Ltd.	400	62,160
Nomura Real Estate Master Fund, Inc.	21	36,934
Nomura Research Institute, Ltd.	3,600	79,220
NTT Data Corp.	4,400	61,808
NTT DoCoMo, Inc.	12,000	340,949
Obic Co., Ltd.	300	40,878
Oji Holdings Corp.	4,300	21,847
Olympus Corp.	5,100	82,402
Ono Pharmaceutical Co., Ltd.	2,500	57,567
Oriental Land Co., Ltd.	700	91,164
ORIX Corp.	3,500	59,124
Orix JREIT, Inc.	11	23,241
Osaka Gas Co., Ltd.	6,100	103,223
Otsuka Holdings Co., Ltd.	2,400	106,621
Pan Pacific International Holdings Corp.	2,000	32,274
Rakuten, Inc.(1)	3,000	23,143
Recruit Holdings Co., Ltd.	2,300	89,645
Resona Holdings, Inc.	7,500	30,929
Ricoh Co., Ltd.	4,000	45,386
Rinnai Corp.	600	42,769
Santen Pharmaceutical Co., Ltd.	1,500	27,976
Seiko Epson Corp.	1,700	24,858
Sekisui House, Ltd.	2,000	43,004
Seven & i Holdings Co., Ltd.	2,200	84,355
Shikoku Electric Power Co., Inc.	2,600	22,049
Shimadzu Corp.	1,200	33,678
Shimano, Inc.	300	45,998
Shin-Etsu Chemical Co., Ltd.	1,300	148,673
Shionogi & Co., Ltd.	1,100	65,421
Sompo Holdings, Inc.	1,600	59,782
Sony Corp.	1,600	111,883
Sony Financial Holdings, Inc.	1,200	27,629
Subaru Corp.	1,100	27,514
Sumitomo Corp.	1,600	23,799
Sumitomo Mitsui Financial Group, Inc.	3,500	123,058
Sumitomo Mitsui Trust Holdings, Inc.	1,500	55,305
Suntory Beverage & Food, Ltd.	900	38,104
Suzuki Motor Corp.	1,000	45,756
Sysmex Corp.	500	35,770
Taiheiyo Cement Corp.	1,500	40,372
Taisho Pharmaceutical Holdings Co., Ltd.	600	42,388
Taiyo Nippon Sanso Corp.	1,300	28,495
Takeda Pharmaceutical Co., Ltd.	3,800	145,933
TEIJIN, Ltd.	1,400	25,030
Terumo Corp.	1,800	64,792
Toho Gas Co., Ltd.	1,500	57,948
Tokio Marine Holdings, Inc.	2,200	119,419
Tokyo Gas Co., Ltd.	3,800	83,547
Tokyu Corp.	2,000	35,245
Toppan Printing Co., Ltd.	2,000	39,860
Toray Industries, Inc.	9,300	60,853
Toshiba Corp.	1,800	57,529
Toyo Suisan Kaisha, Ltd.	1,000	41,896
Toyobo Co., Ltd.	1,800	24,573
Toyota Motor Corp.	3,200	222,489
Trend Micro, Inc.	600	31,350
Tsuruha Holdings, Inc.	200	24,480
Unicharm Corp.	1,500	51,335
United Urban Investment Corp.	36	64,488
West Japan Railway Co.	400	33,844
Yakult Honsha Co., Ltd.	600	30,177
Yamato Holdings Co., Ltd.	2,000	32,027
Yamato Kogyo Co., Ltd.	1,000	24,227
Yamazaki Baking Co., Ltd.	2,000	38,061
Z Holdings Corp.	11,200	44,486
________________________________________________________________________________________________________
		$9,499,884
________________________________________________________________________________________________________
Netherlands — 4.4%
________________________________________________________________________________________________________
ABN AMRO Bank NV(3)	1,800	$31,330
Accell Group	1,483	45,858
Akzo Nobel NV	2,765	260,926
ASML Holding NV	1,965	551,452
ASR Nederland NV	1,620	60,279
Corbion NV	2,072	71,766
Eurocommercial Properties NV	1,255	31,384
GrandVision NV(3)	1,280	39,214
IMCD NV	840	72,533
ING Groep NV	19,984	216,970
InterXion Holding NV(1)	702	61,095
Koninklijke KPN NV	47,300	132,527
Koninklijke Philips NV	7,345	336,382
Koninklijke Vopak NV	1,452	77,749
NN Group NV	1,302	45,191
NXP Semiconductors NV	721	91,466
Prosus NV(1)	3,222	232,415
Randstad NV	1,087	62,433
Signify NV(3)	769	25,628
Unilever NV	10,005	583,813
Wolters Kluwer NV	2,003	150,508
________________________________________________________________________________________________________
		$3,180,919
________________________________________________________________________________________________________
New Zealand — 1.1%
________________________________________________________________________________________________________
A2 Milk Co., Ltd.(1)	10,259	$98,293
Auckland International Airport, Ltd.	12,240	68,129
Contact Energy, Ltd.	9,580	45,855
Fisher & Paykel Healthcare Corp., Ltd.	6,665	99,700
Fletcher Building, Ltd.	21,151	75,493
Goodman Property Trust	27,739	41,480
Mercury NZ, Ltd.	13,643	45,962
Precinct Properties New Zealand, Ltd.	27,851	33,728
Pushpay Holdings, Ltd.(1)	6,583	19,009
Restaurant Brands New Zealand, Ltd.(1)	1,138	9,805
SKYCITY Entertainment Group, Ltd.	23,126	54,175
Spark New Zealand, Ltd.	19,416	58,153
Xero, Ltd.(1)	1,320	74,405
Z Energy, Ltd.	22,601	64,724
________________________________________________________________________________________________________
		$788,911
________________________________________________________________________________________________________
Norway — 2.2%
________________________________________________________________________________________________________
Atea ASA	6,274	$81,430
Borregaard ASA	5,977	57,153
DNB ASA	6,391	111,731
Entra ASA(3)	6,540	111,611
Equinor ASA	7,438	134,238
Europris ASA(3)	9,810	35,672
Fjordkraft Holding ASA(3)	4,604	31,592
Gjensidige Forsikring ASA	1,701	37,072
Golar LNG, Ltd.(2)	2,500	24,050
Kongsberg Gruppen ASA	1,873	29,067
Mowi ASA	4,027	96,051
Nordic Nanovector ASA(1)(2)	8,892	23,776
Opera, Ltd. ADR(1)(2)	2,900	21,982
Orkla ASA	11,104	107,196
Scatec Solar ASA(3)	3,300	56,227
SFL Corp, Ltd.	2,400	31,776
SpareBank 1 SMN	3,485	38,447
SpareBank 1 SR-Bank ASA	2,455	26,118
Telenor ASA	11,588	209,407
Tomra Systems ASA	4,059	119,476
Veidekke ASA	5,744	72,340
Yara International ASA	3,318	120,495
________________________________________________________________________________________________________
		$1,576,907
________________________________________________________________________________________________________
Portugal — 1.1%
________________________________________________________________________________________________________
Altri SGPS SA	9,653	$59,580
Banco Comercial Portugues SA	599,339	127,132
Corticeira Amorim SGPS SA	2,318	27,799
CTT-Correios de Portugal SA	18,519	60,108
EDP Renovaveis SA	2,527	33,578
EDP-Energias de Portugal SA	23,100	115,845
Galp Energia SGPS SA, Class B	7,678	116,019
Jeronimo Martins SGPS SA	7,890	135,770
NOS SGPS SA	22,214	115,299
Semapa-Sociedade de Investimento e Gestao	1,523	21,218
________________________________________________________________________________________________________
		$812,348
________________________________________________________________________________________________________
Singapore — 2.2%
________________________________________________________________________________________________________
Ascendas Real Estate Investment Trust	23,500	$54,109
CapitaLand Commercial Trust, Ltd.	20,500	30,852
CapitaLand Mall Trust	15,800	29,049
ComfortDelGro Corp., Ltd.	14,100	22,304
DBS Group Holdings, Ltd.	5,300	97,632
Ezion Holdings, Ltd.(1)(4)	160,000	0
First Resources, Ltd.	21,600	26,826
Flex, Ltd.(1)	14,057	184,850
Genting Singapore, Ltd.	146,700	91,811
Hutchison Port Holdings Trust	187,500	29,928
Jardine Cycle & Carriage, Ltd.	2,600	55,282
Keppel Infrastructure Trust	106,657	40,943
Mapletree Industrial Trust	17,200	34,960
Mapletree Logistics Trust	30,900	41,584
Raffles Medical Group, Ltd.	38,400	29,260
SATS, Ltd.	7,300	24,298
Sembcorp Industries, Ltd.	21,400	32,992
Sheng Siong Group, Ltd.	43,800	39,434
Singapore Airlines, Ltd.	4,000	24,936
Singapore Exchange, Ltd.	7,000	44,411
Singapore Post, Ltd.	26,100	17,071
Singapore Technologies Engineering, Ltd.	19,500	58,406
Singapore Telecommunications, Ltd.	95,100	228,835
Suntec Real Estate Investment Trust	27,000	36,271
United Overseas Bank, Ltd.	4,500	83,935
Venture Corp., Ltd.	7,600	89,744
Wilmar International, Ltd.	60,800	173,134
________________________________________________________________________________________________________
		$1,622,857
________________________________________________________________________________________________________
Spain — 4.3%
________________________________________________________________________________________________________
Aena SME SA(3)	685	$126,780
Almirall SA	2,800	41,412
Amadeus IT Group SA	4,056	318,015
Applus Services SA	2,203	25,563
Banco Bilbao Vizcaya Argentaria SA	14,580	75,475
Banco Santander SA	36,890	145,379
Bankia SA	9,179	16,681
Bankinter SA	3,250	21,075
CaixaBank SA	13,396	39,153
Cellnex Telecom SA(3)	1,600	79,576
Cia de Distribucion Integral Logista Holdings SA	1,300	29,171
Coca-Cola European Partners PLC	4,700	247,267
Ebro Foods SA	2,380	49,200
Ence Energia y Celulosa SA	5,468	22,120
Endesa SA	1,800	49,423
Faes Farma SA	12,615	68,747
Ferrovial SA	3,513	111,592
Grifols SA(2)	6,503	218,405
Iberdrola SA	26,024	284,741
Industria de Diseno Textil SA	9,271	311,756
Merlin Properties Socimi SA	18,477	262,067
Prosegur Cash SA(3)	10,000	17,032
Prosegur Cia de Seguridad SA	4,500	17,746
Red Electrica Corp. SA	1,244	24,888
Repsol SA	19,834	272,971
Telefonica SA	28,419	192,218
Tubacex SA	12,500	35,356
________________________________________________________________________________________________________
		$3,103,809
________________________________________________________________________________________________________
Sweden — 4.4%
________________________________________________________________________________________________________
Alfa Laval AB	2,000	$49,926
Arjo AB, Class B	8,801	42,159
Assa Abloy AB, Class B	2,883	68,432
Attendo AB(3)	5,579	30,695
Avanza Bank Holding AB	5,229	51,232
Axfood AB	2,453	50,863
BillerudKorsnas AB(2)	5,767	74,105
BioGaia AB, Class B	921	39,865
Bonava AB, Class B	2,000	17,891
Castellum AB	6,400	157,225
Elekta AB, Class B(2)	9,796	112,202
Epiroc AB, Class A	2,897	33,514
Epiroc AB, Class B	2,729	30,842
Essity AB, Class B	7,154	227,110
Fabege AB	7,085	121,448
Fingerprint Cards AB, Class B(1)	20,825	36,861
Granges AB	4,911	45,367
Hennes & Mauritz AB, Class B(2)	8,337	182,912
Hexpol AB	5,839	52,638
Holmen AB, Class B	2,532	74,967
Husqvarna AB, Class B	3,790	28,564
ICA Gruppen AB	1,559	68,548
JM AB	2,031	62,057
Lundin Petroleum AB	4,713	143,344
Modern Times Group MTG AB, Class B(1)	3,758	37,456
Mycronic AB	2,681	52,181
NetEnt AB	6,918	17,712
Nibe Industrier AB, Class B	2,889	50,070
Nordic Entertainment Group AB, Class B	1,265	38,385
Nyfosa AB(1)	5,600	54,817
Pandox AB	1,500	33,446
Securitas AB, Class B	1,900	29,905
Skandinaviska Enskilda Banken AB, Class A	10,460	103,365
Skanska AB, Class B	1,238	28,656
Svenska Cellulosa AB SCA, Class B	9,048	90,527
Svenska Handelsbanken AB, Class A	9,558	93,642
Swedbank AB, Class A	6,479	99,477
Swedish Orphan Biovitrum AB(1)	3,766	67,030
Tele2 AB, Class B	4,040	60,952
Telefonaktiebolaget LM Ericsson, Class B	27,249	214,243
Telia Co. AB	50,998	218,090
Trelleborg AB, Class B	1,700	27,912
Volvo AB, Class B	2,772	47,384
Wallenstam AB, Class B	3,540	46,355
________________________________________________________________________________________________________
		$3,214,372
________________________________________________________________________________________________________
Switzerland — 9.4%
________________________________________________________________________________________________________
Adecco Group AG	1,216	$71,243
ALSO Holding AG	375	61,224
Baloise Holding AG	396	71,549
Banque Cantonale Vaudoise	57	47,735
Belimo Holding AG	7	49,080
BKW AG	600	55,887
Cembra Money Bank AG	670	78,345
Cie Financiere Richemont SA	8,503	617,511
Comet Holding AG	287	36,677
DKSH Holding AG	773	39,875
dormakaba Holding AG	68	42,757
Ems-Chemie Holding AG	243	159,005
Flughafen Zurich AG	187	32,488
Forbo Holding AG	69	118,423
Geberit AG	315	166,235
Givaudan SA	117	386,038
Helvetia Holding AG	425	61,096
Implenia AG	883	35,995
Inficon Holding AG	86	66,279
Intershop Holding AG	78	50,219
Kuehne & Nagel International AG	464	74,993
Landis+Gyr Group AG	1,111	101,817
Mobilezone Holding AG	4,644	52,681
Nestle SA	8,426	929,325
Novartis AG	4,810	454,392
Partners Group Holding AG	131	119,924
PSP Swiss Property AG	1,056	159,675
Roche Holding AG	1,423	477,371
Schindler Holding AG	219	54,448
Schindler Holding AG PC	455	117,529
Schweiter Technologies AG	26	32,189
SGS SA, Class R	46	133,063
SIG Combibloc Group AG	3,912	61,665
Sika AG	1,945	349,760
Sonova Holding AG	129	32,350
Stadler Rail AG(1)(2)	954	45,560
Swiss Life Holding AG	201	101,038
Swiss Prime Site AG	1,328	162,129
Swiss Re AG	1,248	140,923
Swisscom AG	487	267,199
Temenos AG	1,415	227,629
Valiant Holding AG	270	27,761
Valora Holding AG	245	65,189
Zehnder Group AG	691	32,780
Zurich Insurance Group AG	683	283,525
________________________________________________________________________________________________________
		$6,752,576
________________________________________________________________________________________________________
United Kingdom — 9.0%
________________________________________________________________________________________________________
3i Group PLC	1,796	$26,126
Associated British Foods PLC	1,512	52,336
Assura PLC	34,782	35,713
AstraZeneca PLC	4,222	413,028
Auto Trader Group PLC(3)	7,214	53,231
Avast PLC(3)	5,278	29,644
Aviva PLC	5,903	30,935
BAE Systems PLC	8,600	71,491
Barclays PLC	19,449	42,950
Barratt Developments PLC	3,866	40,931
Bellway PLC	608	31,990
Berkeley Group Holdings PLC	552	38,125
BHP Group PLC	7,729	168,234
Big Yellow Group PLC	2,400	37,291
BMO Commercial Property Trust	14,249	20,770
BP PLC	46,348	279,020
BT Group PLC	35,867	76,115
Bunzl PLC	1,400	36,260
Compass Group PLC	5,483	135,552
ConvaTec Group PLC(3)	24,595	67,379
Croda International PLC	1,035	67,967
Derwent London PLC	1,020	55,265
Diageo PLC	4,200	166,081
Direct Line Insurance Group PLC	9,041	40,267
Elementis PLC	14,188	23,913
Essentra PLC	5,799	32,026
Experian PLC	2,631	91,580
Ferguson PLC	689	61,873
Fresnillo PLC	4,030	35,203
Great Portland Estates PLC	4,065	49,960
Halma PLC	5,460	151,550
Howden Joinery Group PLC	5,263	47,745
HSBC Holdings PLC	24,670	179,355
Imperial Brands PLC	1,796	46,053
Informa PLC	6,492	66,316
InterContinental Hotels Group PLC	671	41,331
Intertek Group PLC	543	41,202
Land Securities Group PLC	6,288	77,747
Lloyds Banking Group PLC	117,231	87,517
London Stock Exchange Group PLC	511	52,807
LondonMetric Property PLC	32,609	98,038
Marks & Spencer Group PLC	10,387	24,087
Meggitt PLC	3,859	34,330
Micro Focus International PLC	6,709	90,098
Mondi PLC	3,379	68,752
Moneysupermarket.com Group PLC	13,551	58,168
National Grid PLC	30,876	410,239
NCC Group PLC	21,199	60,067
Next PLC	582	52,892
Paragon Banking Group PLC	4,937	33,085
Persimmon PLC	1,061	42,714
Phoenix Group Holdings PLC	2,631	26,264
QinetiQ Group PLC	8,311	38,608
Reckitt Benckiser Group PLC	1,454	120,352
RELX PLC	5,362	142,264
Rentokil Initial PLC	5,526	34,032
Rightmove PLC	13,046	113,064
Rio Tinto PLC	3,415	182,614
Royal Dutch Shell PLC, Class A	9,872	259,242
Royal Mail PLC	6,900	18,036
RSA Insurance Group PLC	4,203	30,494
Safestore Holdings PLC	3,803	40,483
Sage Group PLC (The)	15,349	149,432
Segro PLC	8,635	103,688
Severn Trent PLC	3,397	115,598
Shaftesbury PLC	2,131	25,286
Smith & Nephew PLC	6,274	150,958
Sophos Group PLC(3)	4,259	31,287
Spirax-Sarco Engineering PLC	358	42,056
Standard Life Aberdeen PLC	8,792	34,934
Tate & Lyle PLC	7,007	73,248
Taylor Wimpey PLC	12,334	34,984
Tritax Big Box REIT PLC	37,589	69,271
Unilever PLC	2,083	124,254
UNITE Group PLC (The)	2,424	40,701
United Utilities Group PLC	9,445	126,381
Victrex PLC	874	25,504
Vodafone Group PLC	98,554	193,631
WH Smith PLC	1,016	32,007
Whitbread PLC	600	35,369
WM Morrison Supermarkets PLC	8,786	21,067
________________________________________________________________________________________________________
		$6,510,458
________________________________________________________________________________________________________
Total Common Stocks (identified cost $66,305,923)		$71,574,364
________________________________________________________________________________________________________
Rights (1) — 0.0%
Security	Shares	Value
________________________________________________________________________________________________________
BUWOG AG(4)	1,234	$0
________________________________________________________________________________________________________
Total Rights (identified cost $0)		$0
________________________________________________________________________________________________________
Warrants (1) — 0.0%
Security	Shares	Value
________________________________________________________________________________________________________
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0
________________________________________________________________________________________________________
Total Warrants (identified cost $0)		$0
________________________________________________________________________________________________________
Short-Term Investments — 0.9%
Description	Units/Shares	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74% (5)	230,027	$230,051
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (6)	391,816	391,816
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $621,860)		$621,867
________________________________________________________________________________________________________
Total Investments — 100.0% (identified cost $66,927,783)		$72,196,231
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (0.0)%(7)		$(494)
________________________________________________________________________________________________________
Net Assets — 100.0%		$72,195,737
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)

All or a portion of this security was on loan at January 31, 2020.  The aggregate market value of securities on loan at January 31, 2020 was $1,524,686 and the total market value of the collateral received by the Portfolio was $1,618,390, comprised of cash of $391,816 and U.S. government and/or agencies securities of $1,226,574.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $1,762,475 or 2.4% of the Portfolio's net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Amount is less than (0.05)%.

Tax-Managed International Equity Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
________________________________________________________________________________________________________
Euro	38.3%	$27,643,673
Japanese Yen	13.2	9,499,884
Swiss Franc	9.5	6,892,190
British Pound Sterling	9.4	6,771,326
Australian Dollar	8.7	6,307,905
Swedish Krona	4.6	3,295,220
Hong Kong Dollar	4.0	2,856,435
United States Dollar	3.4	2,429,142
Danish Krone	2.1	1,541,748
Norwegian Krone	2.1	1,499,099
Singapore Dollar	1.9	1,408,079
Israeli Shekel	1.8	1,337,024
New Zealand Dollar	1.0	714,506
Total Investments	100.0%	$72,196,231

Tax-Managed International Equity Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Sector Classification of Portfolio
Sector		Percentage of Net Assets	Value
________________________________________________________________________________________________________
Industrials		10.8%	$7,789,649
Financials		10.5	7,610,399
Consumer Staples		10.2	7,381,869
Health Care		10.1	7,270,775
Information Technology		10.0	7,220,036
Consumer Discretionary		9.7	7,026,167
Materials		9.1	6,558,854
Real Estate		8.1	5,869,849
Communication Services		8.1	5,821,103
Utilities		7.5	5,381,994
Energy		5.0	3,643,669
Short-Term Investments		0.9	621,867
Total Investments		100.0%	$72,196,231
Abbreviations:
ADR	-	American Depositary Receipt
CDI	-	CHESS Depositary Interest
PC	-	Participation Certificate
PFC Shares	-	Preference Shares
Currency Abbreviations:
SGD	-	Singapore Dollar

Tax-Managed International Equity Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

The Portfolio did not have any open derivative instruments at January 31, 2020.

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $230,051, which represents 0.3% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$343,801	$1,382,848	$(1,496,600)	$(5)	$7	$230,051	$872	230,027

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

Tax-Managed International Equity Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Common Stocks
Asia/Pacific	$562,269	$21,006,068	$0	$21,568,337
Developed Europe	810,646	47,559,519	0	48,370,165
Developed Middle East	298,838	1,337,024	—	1,635,862
________________________________________________________________________________________________________
Total Common Stocks	$1,671,753	$69,902,611**	$0	$71,574,364
________________________________________________________________________________________________________
Rights	$—	$—	$0	$0
Warrants	—	—	0	0
Short-Term Investments	391,816	230,051	—	621,867
________________________________________________________________________________________________________
Total Investments	$2,063,569	$70,132,662	$0	$72,196,231
________________________________________________________________________________________________________
*		None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed International Equity Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.